SIGNIFICANT ACCOUNTING POLICIES- Revenue recognition (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Summary Of Significant Accounting Policies [Abstract]
Performance obligation description on revenue recognition	The Company recognizes revenue over the life of the contract based on the volume of electricity delivered each month and there is only one performance obligation.
Contract Liabilities	$ 0